Note 7 - Other assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets [Table Text Block]
	December 31,	December 31,
	2012	2011

Equity method investments	$5,455	$3,441
Financing fees, net of accumulated amortization of $5,359 (December 31, 2011 - $6,419)	3,199	2,635
Other	5,318	4,268
	$13,972	$10,344